Other expense - Narrative (Details) - CAD ($) $ in Millions		12 Months Ended
	May 03, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Loss on investment		$ 247	$ 581
Gains on disposal of non-current assets or disposal groups classified as held for sale and discontinued operations			$ 53
Production Studios
Disclosure of subsidiaries [line items]
Proportion of ownership interests sold	63.00%		63.00%
Proceeds from sale of operations	$ 211		$ 211
Gain recognised on disposal of assets or disposal groups constituting discontinued operation	$ 79		79
Subsidiaries
Disclosure of subsidiaries [line items]
Gains (losses) on fair value adjustment, investment		$ 69
Real Estate Optimization Strategy
Disclosure of subsidiaries [line items]
Proceeds from sale of operations			$ 54